UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Craig Benton

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1720

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Boston Common ESG Impact Emerging Markets Fund
BCEMX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Boston Common ESG Impact Emerging Markets Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact Emerging Markets Fund	$52	0.99%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$115,777,113
Number of Holdings	50
Net Advisory Fee	$364,374
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Samsung Electronics Co. Ltd.	9.5%
Alibaba Group Holding Ltd.	4.1%
Delta Electronics, Inc.	3.3%
First American Treasury Obligations Fund	3.1%
Bharti Airtel Ltd.	2.9%
Naspers Ltd.	2.9%
Ping An Insurance Group Co. of China Ltd.	2.9%
Contemporary Amperex Technology Co. Ltd.	2.6%
Accton Technology Corp.	2.6%

Top Sectors [1]	(% of Net Assets)
Information Technology	30.7%
Financials	18.9%
Industrials	14.7%
Consumer Discretionary	11.0%
Consumer Staples	7.1%
Communication Services	6.8%
Health Care	2.9%
Materials	2.0%
Utilities	1.6%
Cash & Other	4.3%

Top 10 Countries	(% of Net Assets)
Taiwan	20.4%
China	17.5%
India	12.6%
South Korea	12.1%
Brazil	6.4%
South Africa	6.3%
Hong Kong	6.1%
United States	3.1%
Poland	2.6%
Cash & Other	12.9%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.bostoncommonfunds.com/literature/.
Boston Common ESG Impact Emerging Markets Fund	PAGE 1	TSR-SAR-74316J227

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact Emerging Markets Fund	PAGE 2	TSR-SAR-74316J227

Boston Common ESG Impact International Fund
BCAIX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Boston Common ESG Impact International Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact International Fund	$44	0.87%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$253,142,826
Number of Holdings	63
Net Advisory Fee	$885,097
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
Mitsubishi UFJ Financial Group, Inc.	3.5%
Hoya Corp.	3.3%
AstraZeneca PLC	3.2%
Roche Holding AG	2.9%
SSE PLC	2.8%
Novartis AG	2.7%
Prysmian SpA	2.4%
ING Groep NV	2.4%
Singapore Telecommunications Ltd.	2.4%
Siemens AG	2.4%

Top Sectors [1]	(% of Net Assets)
Financials	23.8%
Industrials	19.3%
Health Care	15.3%
Information Technology	9.7%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Communication Services	6.8%
Utilities	4.3%
Materials	2.4%
Cash & Other	3.5%

Top 10 Countries	(% of Net Assets)
Japan	19.4%
United Kingdom	12.3%
Netherlands	9.7%
Switzerland	9.1%
Germany	8.7%
France	7.3%
Sweden	5.4%
Singapore	4.6%
Italy	4.1%
Cash & Other	19.4%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.bostoncommonfunds.com/literature/.
Boston Common ESG Impact International Fund	PAGE 1	TSR-SAR-74316J110

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact International Fund	PAGE 2	TSR-SAR-74316J110

Boston Common ESG Impact US Equity Fund
BCAMX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Boston Common ESG Impact US Equity Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact US Equity Fund	$49	1.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$70,598,372
Number of Holdings	51
Net Advisory Fee	$249,195
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	7.6%
Apple, Inc.	7.0%
Microsoft Corp.	6.2%
Alphabet, Inc.	5.9%
Broadcom, Inc.	4.9%
Visa, Inc.	3.3%
Eli Lilly & Co.	3.0%
Netflix, Inc.	3.0%
TJX Cos., Inc.	2.5%
T-Mobile US, Inc.	2.4%

Top Sectors [1]	(% of Net Assets)
Information Technology	31.3%
Financials	13.3%
Communication Services	12.6%
Health Care	11.1%
Industrials	11.1%
Consumer Discretionary	8.7%
Consumer Staples	5.0%
Materials	2.8%
Utilities	1.1%
Cash & Other	3.0%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.bostoncommonfunds.com/literature/.
Boston Common ESG Impact US Equity Fund	PAGE 1	TSR-SAR-74316J680

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact US Equity Fund	PAGE 2	TSR-SAR-74316J680

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BOSTON COMMON ESG IMPACT FUNDS
Boston Common ESG Impact Emerging Markets Fund
Boston Common ESG Impact International Fund
Boston Common ESG Impact U.S. Equity Fund
Core Financial Statements
March 31, 2026 (Unaudited)

Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Communication Services - 6.8%
Advanced Info Service PCL	172,156	$1,925,355
Bharti Airtel Ltd.	177,112	3,365,729
SK Telecom Co. Ltd. - ADR	33,308	975,591
Tencent Holdings Ltd.	25,265	1,593,524
		7,860,199
Consumer Discretionary - 11.0%
Alibaba Group Holding Ltd.	299,625	4,696,469
MercadoLibre, Inc.(a)	959	1,658,130
Midea Group Co. Ltd. - Class A	139,499	1,553,862
Naspers Ltd.	63,939	3,307,373
Trip.com Group Ltd. - ADR	30,072	1,497,285
		12,713,119
Consumer Staples - 7.1%
Avenue Supermarts Ltd.(a)(b)	30,965	1,303,419
Clicks Group Ltd.	103,756	1,787,019
Dabur India Ltd.	238,058	1,035,473
Dino Polska SA(a)(b)	112,560	1,017,264
Kimberly-Clark de Mexico SAB de CV - Class A	604,302	1,430,931
Raia Drogasil SA	369,447	1,670,405
		8,244,511
Financials - 18.9%
Axis Bank Ltd.	135,648	1,680,031
BDO Unibank, Inc.	829,834	1,561,216
China Merchants Bank Co. Ltd. - Class H	312,507	1,985,740
FirstRand Ltd.	406,028	2,078,584
Grupo Cibest SA - ADR	26,592	1,936,164
HDFC Bank Ltd. - ADR	119,996	2,985,500
Itau Unibanco Holding SA - ADR	194,202	1,627,413
OTP Bank Nyrt	12,130	1,300,674
Ping An Insurance Group Co. of China Ltd. - Class H	429,983	3,306,231
Power Finance Corp. Ltd.	350,225	1,415,663
Powszechna Kasa Oszczednosci Bank Polski SA	83,025	1,963,873
		21,841,089
Health Care - 2.9%
Cipla Ltd./India	78,780	1,026,536
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	64,286	1,547,827
Sino Biopharmaceutical Ltd.	1,078,000	818,979
		3,393,342
Industrials - 14.7%
AirTAC International Group	81,952	2,610,209
Contemporary Amperex Technology Co. Ltd. - Class A	51,408	3,041,609
HD Hyundai Electric Co. Ltd.	3,758	2,129,614

	Shares	Value
Shenzhen Inovance Technology Co. Ltd. - Class A	151,525	$1,484,406
Sungrow Power Supply Company Ltd. - Class A	69,083	1,536,558
Techtronic Industries Co. Ltd.	114,532	1,521,012
Voltas Ltd.	69,273	938,221
WEG SA	229,657	2,257,620
Weichai Power Co. Ltd. - Class H	415,936	1,475,002
		16,994,251
Information Technology - 30.7%(c)
Accton Technology Corp.	61,000	3,009,568
Advanced Micro-Fabrication Equipment, Inc. China - Class A	37,200	1,681,342
Delta Electronics, Inc.	85,146	3,839,265
Infosys Ltd. - ADR	63,548	858,533
Lenovo Group Ltd.	901,195	1,083,878
Samsung Electronics Co. Ltd.	93,816	10,972,850
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	41,857	14,145,573
		35,591,009
Materials - 2.0%
Mondi PLC	46,737	529,315
Sociedad Quimica y Minera de Chile SA - ADR(a)	22,990	1,860,811
		2,390,126
Utilities - 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	59,353	1,817,640
TOTAL COMMON STOCKS (Cost $83,697,785)		110,845,286
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Real Estate - 1.0%
Prologis Property Mexico SAB de CV	249,742	1,090,209
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $830,222)		1,090,209
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.1%
First American Treasury Obligations Fund - Class X, 3.59%(d)	3,614,870	3,614,870
TOTAL MONEY MARKET FUNDS (Cost $3,614,870)		3,614,870
TOTAL INVESTMENTS - 99.8% (Cost $88,142,877)		$115,550,365
Other Assets in Excess of Liabilities - 0.2%		226,748
TOTAL NET ASSETS - 100.0%		$115,777,113

The accompanying notes are an integral part of these financial statements.

1

Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $2,320,683 or 2.0% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
Allocation of Portfolio Holdings by Country as of March 31, 2026 (Unaudited)
(% of Net Assets)

Taiwan	$23,604,615	20.4%
China	20,289,979	17.5
India	14,609,105	12.6
South Korea	14,078,055	12.1
Brazil	7,373,078	6.4
South Africa	7,172,976	6.3
Hong Kong	7,036,460	6.1
Poland	2,981,137	2.6
Mexico	2,521,140	2.2
Colombia	1,936,164	1.7
Thailand	1,925,355	1.7
Chile	1,860,811	1.6
Uruguay	1,658,130	1.4
Philippines	1,561,216	1.3
Singapore	1,497,285	1.3
Hungary	1,300,674	1.1
United Kingdom	529,315	0.4
United States	3,614,870	3.1
Other Assets in Excess of Liabilities	226,748	0.2
	$115,777,113	100.0%

The accompanying notes are an integral part of these financial statements.

2

Boston Common ESG Impact International Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Communication Services - 6.8%
BT Group PLC	925,502	$2,593,765
Deutsche Telekom AG	125,945	4,700,702
Singapore Telecommunications Ltd.	1,590,800	6,125,254
Spotify Technology SA(a)	7,629	3,699,378
		17,119,099
Consumer Discretionary - 7.7%
Amadeus IT Group SA	27,706	1,584,258
Industria de Diseno Textil SA	84,053	4,892,647
Mercedes-Benz Group AG	40,265	2,474,815
Prosus NV - Class N	59,170	2,739,322
Sony Group Corp.	287,605	5,994,475
Taylor Wimpey PLC	1,548,019	1,838,603
		19,524,120
Consumer Staples - 7.2%
Beiersdorf AG	19,117	1,718,385
Jeronimo Martins SGPS SA	116,016	2,774,113
Koninklijke Ahold Delhaize NV	77,764	3,621,424
L’Oreal SA	4,951	2,021,456
Nestle SA	47,348	4,644,415
Unilever PLC - ADR	61,080	3,479,728
		18,259,521
Financials - 23.8%
Adyen NV(a)(b)	1,981	1,982,694
AIA Group Ltd.	414,850	4,609,534
AXA SA	69,588	3,197,693
Banco Bilbao Vizcaya Argentaria SA	179,141	3,869,387
Hannover Rueck SE	10,453	3,286,449
ING Groep NV	237,457	6,163,625
Intesa Sanpaolo SpA	695,508	4,206,372
London Stock Exchange Group PLC	15,874	1,874,514
Macquarie Group Ltd.	27,653	3,928,299
Mitsubishi UFJ Financial Group, Inc.	520,700	8,817,500
ORIX Corp.	151,447	4,493,638
Oversea-Chinese Banking Corp. Ltd.	322,375	5,521,562
Standard Chartered PLC	175,893	3,665,561
T&D Holdings, Inc.	110,700	2,835,529
Tryg AS	79,638	1,902,093
		60,354,450
Health Care - 15.3%
Argenx SE(a)	3,806	2,762,176
AstraZeneca PLC	41,533	8,121,312
Convatec Group PLC(b)	933,523	2,692,672
Hoya Corp.	48,654	8,434,679
Novartis AG - ADR	44,282	6,764,076
Roche Holding AG - ADR	145,385	7,227,088
Straumann Holding AG	24,995	2,615,055
		38,617,058

	Shares	Value
Industrials - 19.3%
Assa Abloy AB - Class B	144,560	$5,225,539
Atlas Copco AB - Class B	293,395	4,586,428
Contemporary Amperex Technology Co. Ltd. - Class H	57,897	4,614,864
Ferguson Enterprises, Inc.	1	233
Kingspan Group PLC	33,184	2,837,574
Kurita Water Industries Ltd.	52,787	2,525,399
Mitsubishi Electric Corp.	178,400	5,834,945
Prysmian SpA	52,506	6,200,520
Schneider Electric SE	18,626	5,073,404
Siemens AG	24,827	6,048,733
Techtronic Industries Co. Ltd.	216,360	2,873,312
Vestas Wind Systems AS	104,980	3,167,346
		48,988,297
Information Technology - 9.7%
Advantest Corp.	23,580	3,254,197
ASM International NV	4,470	3,388,065
ASML Holding NV	3,165	4,208,700
Keyence Corp.	12,874	4,581,952
SAP SE - ADR	20,363	3,486,349
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,266	3,469,395
TDK Corp.	172,515	2,241,018
		24,629,676
Materials - 2.4%
Air Liquide SA	20,893	4,318,572
DSM-Firmenich AG	23,035	1,647,565
		5,966,137
Utilities - 4.3%
SSE PLC	203,715	7,042,099
Veolia Environnement SA	101,219	3,855,046
		10,897,145
TOTAL COMMON STOCKS (Cost $166,595,119)		244,355,503
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Real Estate - 1.2%
Goodman Group	167,996	3,016,118
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,426,424)		3,016,118

The accompanying notes are an integral part of these financial statements.

3

Boston Common ESG Impact International Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%
First American Treasury Obligations Fund - Class X, 3.59%(c)	3,184,219	3,184,219
TOTAL MONEY MARKET FUNDS (Cost $3,184,219)		3,184,219
TOTAL INVESTMENTS - 99.0% (Cost $173,205,762)		$250,555,840
Other Assets in Excess of Liabilities - 1.0%		2,586,986
TOTAL NET ASSETS - 100.0%		$253,142,826

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $4,675,366 or 1.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
Allocation of Portfolio Holdings by Country as of March 31, 2026 (Unaudited)
(% of Net Assets)

Japan	$49,013,332	19.4%
United Kingdom	31,308,254	12.3
Netherlands	24,866,006	9.7
Switzerland	22,898,199	9.1
Germany	21,715,433	8.7
France	18,466,171	7.3
Sweden	13,511,345	5.4
Singapore	11,646,816	4.6
Italy	10,406,892	4.1
Spain	10,346,292	4.0
Hong Kong	7,482,846	2.9
Australia	6,944,417	2.8
Denmark	5,069,439	2.0
China	4,614,864	1.8
Taiwan	3,469,395	1.4
Ireland	2,837,574	1.1
Portugal	2,774,113	1.1
United States	3,184,452	1.3
Other Assets in Excess of Liabilities	2,586,986	1.0
	$253,142,826	100.0%

The accompanying notes are an integral part of these financial statements.

4

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 12.6%
Alphabet, Inc. - Class A	304	$87,418
Alphabet, Inc. - Class C	14,155	4,060,503
Netflix, Inc.(a)	21,872	2,102,993
T-Mobile US, Inc.	8,063	1,693,472
Verizon Communications, Inc.	19,208	964,242
		8,908,628
Consumer Discretionary - 8.7%
AutoZone, Inc.(a)	227	766,756
Booking Holdings, Inc.	296	1,246,255
Home Depot, Inc.	3,228	1,061,657
Ralph Lauren Corp.	3,819	1,313,698
TJX Cos., Inc.	11,098	1,772,350
		6,160,716
Consumer Staples - 5.0%
Colgate-Palmolive Company	10,657	908,296
Costco Wholesale Corp.	1,516	1,510,588
Procter & Gamble Co.	7,592	1,096,588
		3,515,472
Financials - 13.3%
Aon PLC - Class A	2,355	760,147
Bank of America Corp.	32,114	1,565,558
Bank of New York Mellon Corp.	8,392	995,543
CME Group, Inc. - Class A	3,374	996,511
Fifth Third Bancorp	18,510	859,975
MetLife, Inc.	8,088	571,983
Morgan Stanley	8,050	1,324,788
Visa, Inc. - Class A	7,596	2,295,815
		9,370,320
Health Care - 11.1%
Abbott Laboratories	6,645	682,242
Amgen, Inc.	1,953	687,163
Danaher Corp.	3,725	706,260
Edwards Lifesciences Corp.(a)	9,130	731,130
Eli Lilly & Co.	2,325	2,138,465
Merck & Co., Inc.	9,026	1,085,738
Quest Diagnostics, Inc.	4,325	847,613
Vertex Pharmaceuticals, Inc.(a)	2,177	972,118
		7,850,729
Industrials - 11.1%
Cummins, Inc.	1,696	912,482
Emerson Electric Company	7,330	960,377
Hubbell, Inc.	2,077	1,019,267
Trane Technologies PLC	1,914	797,640
Vertiv Holdings Co. - Class A	5,810	1,455,870
Wabtec Corp.	3,592	897,677
Waste Management, Inc.	3,978	914,105
Xylem, Inc./NY	7,129	851,915
		7,809,333

	Shares	Value
Information Technology - 31.3%(b)
Analog Devices, Inc.	4,085	$1,299,602
Apple, Inc.	19,516	4,952,966
Applied Materials, Inc.	2,688	918,731
Broadcom, Inc.	11,105	3,437,108
Microsoft Corp.	11,841	4,383,183
NVIDIA Corp.	30,745	5,361,928
Palo Alto Networks, Inc.(a)	6,427	1,030,377
salesforce.com, Inc.	3,665	684,146
		22,068,041
Materials - 2.8%
CRH PLC	6,761	710,716
Ecolab, Inc.	2,950	784,759
Linde PLC	1,050	520,548
		2,016,023
Real Estate - 1.0%
CBRE Group, Inc. - Class A(a)	5,485	742,998
Utilities - 1.1%
American Water Works Co., Inc.	5,733	780,204
TOTAL COMMON STOCKS (Cost $34,406,712)		69,222,464
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%
First American Treasury Obligations Fund - Class X, 3.59%(c)	1,404,901	1,404,901
TOTAL MONEY MARKET FUNDS (Cost $1,404,901)		1,404,901
TOTAL INVESTMENTS - 100.0% (Cost $35,811,613)		$70,627,365
Liabilities in Excess of Other Assets - (0.0)%(d)		(28,993)
TOTAL NET ASSETS - 100.0%		$70,598,372

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

BOSTON COMMON ESG IMPACT FUNDS
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Boston Common ESG Impact Emerging Markets Fund	Boston Common ESG Impact International Fund	Boston Common ESG Impact U.S. Equity Fund
ASSETS:
Investments, at value	$115,550,365	$250,555,840	$70,627,365
Dividends receivable	442,926	655,471	26,695
Receivable for fund shares sold	48,081	5,579	—
Dividend tax reclaims receivable	9,702	1,146,290	4,329
Receivable for investments sold	—	1,027,731	—
Prepaid expenses and other assets	19,081	24,792	17,537
Total assets	116,070,155	253,415,703	70,675,926
LIABILITIES:
Deferred foreign capital gains tax	191,732	—	—
Payable to adviser	68,395	138,175	41,166
Payable for custodian fees	9,060	23,483	983
Payable for transfer agent fees and expenses	8,988	13,103	4,448
Payable for fund administration and accounting fees	8,690	56,811	14,078
Payable for audit fees	2,523	5,699	5,700
Payable for compliance fees	2,323	2,323	2,323
Interest payable	—	337	230
Payable for investments purchased	—	7,068	—
Payable for capital shares redeemed	—	7,565	3,900
Payable for registration fees	—	—	190
Payable for expenses and other liabilities	1,331	18,313	4,536
Total liabilities	293,042	272,877	77,554
NET ASSETS	$115,777,113	$253,142,826	$70,598,372
Commitments and Contingencies (Note 3)	—	—	—
Net Assets Consists of:
Paid-in capital	$89,505,836	$195,140,507	$34,408,587
Total distributable earnings	26,271,277	58,002,319	36,189,785
Total net assets	$115,777,113	$253,142,826	$70,598,372
Net assets	$115,777,113	$253,142,826	$70,598,372
Shares issued and outstanding(a)	3,829,849	6,866,907	988,495
Net asset value per share	$30.23	$36.86	$71.42
Cost:
Investments, at cost	$88,142,877	$173,205,762	$35,811,613

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

BOSTON COMMON ESG IMPACT FUNDS
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)

	Boston Common ESG Impact Emerging Markets Fund	Boston Common ESG Impact International Fund	Boston Common ESG Impact U.S. Equity Fund
INVESTMENT INCOME:
Dividend income	$1,035,440	$2,514,027	$433,927
Less: issuance fees	(9,703)	(6,407)	(17)
Less: dividend withholding taxes	(132,965)	(148,818)	—
Other income	—	64	360
Total investment income	892,772	2,358,866	434,270
EXPENSES:
Investment advisory fee	462,030	1,138,271	278,670
Fund administration and accounting fees	60,352	171,875	47,862
Custodian fees	36,695	53,042	3,363
Transfer agent fees	15,402	36,666	14,564
Federal and state registration fees	13,536	12,926	12,076
Trustees’ fees	11,182	13,158	10,999
Compliance fees	7,406	7,406	7,406
Legal fees	4,938	5,057	4,938
Audit fees	4,595	6,045	6,045
Reports to shareholders	2,135	5,456	2,238
Interest expense	—	18,177	675
Other expenses and fees	17,515	26,914	12,874
Total expenses	635,786	1,494,993	401,710
Expense reimbursement by Adviser	(97,656)	(253,174)	(29,475)
Net expenses	538,130	1,241,819	372,235
Net investment income	354,642	1,117,047	62,035
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	6,682,758	30,652,241	2,451,710
Foreign currency translation	(33,344)	(45,139)	—
Net realized gain (loss)	6,649,414	30,607,102	2,451,710
Net change in unrealized appreciation (depreciation) on:
Investments	1,333,793	(21,494,967)	(3,926,325)
Deferred foreign capital gains tax	13,229	—	—
Foreign currency translation	10,472	(9,013)	—
Net change in unrealized appreciation (depreciation)	1,357,494	(21,503,980)	(3,926,325)
Net realized and unrealized gain (loss)	8,006,908	9,103,122	(1,474,615)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,361,550	$10,220,169	$(1,412,580)

The accompanying notes are an integral part of these financial statements.

7

BOSTON COMMON ESG IMPACT FUNDS
Statements of Changes in Net Assets

	Boston Common ESG Impact Emerging Markets Fund		Boston Common ESG Impact International Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$354,642	$965,354	$1,117,047	$5,683,849
Net realized gain (loss)	6,649,414	(1,218,656)	30,607,102	34,518,487
Net change in unrealized appreciation (depreciation)	1,357,494	15,182,018	(21,503,980)	(20,829,642)
Net increase (decrease) in net assets from operations	8,361,550	14,928,716	10,220,169	19,372,694
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,241,987)	(1,335,417)	(10,891,201)	(9,336,528)
Total distributions to shareholders	(2,241,987)	(1,335,417)	(10,891,201)	(9,336,528)
CAPITAL TRANSACTIONS:
Shares sold	18,748,093	22,661,468	8,502,716	31,004,025
Shares issued from reinvestment of distributions	1,137,823	461,450	8,281,454	7,700,194
Shares redeemed	(7,461,004)	(3,457,241)	(68,944,835)	(165,026,778)
Redemption fees	487	813	391	708
Net increase (decrease) in net assets from capital transactions	12,425,399	19,666,490	(52,160,274)	(126,321,851)
Net increase (decrease) in net assets	18,544,962	33,259,789	(52,831,306)	(116,285,685)
NET ASSETS:
Beginning of the period	97,232,151	63,972,362	305,974,132	422,259,817
End of the period	$ 115,777,113	$97,232,151	$253,142,826	$305,974,132
SHARES TRANSACTIONS
Shares sold	608,622	944,884	223,000	939,076
Shares issued from reinvestment of distributions	38,940	20,159	224,065	241,159
Shares redeemed	(243,054)	(145,486)	(1,837,454)	(4,963,985)
Total increase (decrease) in shares outstanding	404,508	819,557	(1,390,389)	(3,783,750)

The accompanying notes are an integral part of these financial statements.

8

BOSTON COMMON ESG IMPACT FUNDS
Statements of Changes in Net Assets(Continued)

	Boston Common ESG Impact U.S. Equity Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$62,035	$150,381
Net realized gain (loss)	2,451,710	3,678,336
Net change in unrealized appreciation (depreciation)	(3,926,325)	5,708,433
Net increase (decrease) in net assets from operations	(1,412,580)	9,537,150
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,450,692)	(4,046,263)
Total distributions to shareholders	(4,450,692)	(4,046,263)
CAPITAL TRANSACTIONS:
Shares sold	2,661,304	6,331,573
Shares issued from reinvestment of distributions	3,841,759	3,213,891
Shares redeemed	(4,234,543)	(6,915,831)
Redemption fees	20	—
Net increase (decrease) in net assets from capital transactions	2,268,540	2,629,633
Net increase (decrease) in net assets	(3,594,732)	8,120,520
NET ASSETS:
Beginning of the period	74,193,104	66,072,584
End of the period	$ 70,598,372	$74,193,104
SHARES TRANSACTIONS
Shares sold	35,463	90,059
Shares issued from reinvestment of distributions	50,763	44,988
Shares redeemed	(56,072)	(95,568)
Total increase (decrease) in shares outstanding	30,154	39,479

The accompanying notes are an integral part of these financial statements.

9

Boston Common ESG Impact Emerging Markets Fund
Financial Highlights

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.39	$24.55	$19.73	$18.02	$25.02	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.32	0.32	0.29	0.35	0.02
Net realized and unrealized gain (loss) on investments(c)	2.38	4.03	4.95	1.82	(7.24)	—
Total from investment operations	2.48	4.35	5.27	2.11	(6.89)	0.02
Net investment income	(0.64)	(0.51)	(0.45)	(0.40)	(0.11)	—
Total distributions	(0.64)	(0.51)	(0.45)	(0.40)	(0.11)	—
Redemption fee per share	0.00(d)	0.00(d)	0.00(d)	—	—	—
Net asset value, end of period	$30.23	$28.39	$24.55	$19.73	$18.02	$25.02
TOTAL RETURN(e)	8.83%	18.23%	27.16%	11.72%	−27.64%	0.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$115,777	$97,232	$63,972	$38,018	$21,042	$751
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)	1.17%	1.32%(g)	1.45%	1.68%	1.94%	63.49%
After expense reimbursement/ recoupment(f)	0.99%	0.99%(g)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(f)	0.65%	1.33%	1.50%	1.43%	1.58%	2.75%
Portfolio turnover rate(e)	18%	27%	25%	20%	36%	0%

(a)	Inception date of the Fund was September 20, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Includes interest expenses relating to Line of Credit (see Note 6). Amounts were $135 or less than 0.005% for the year ended September 30, 2025.
The accompanying notes are an integral part of these financial statements.

10

Boston Common ESG Impact International Fund
Financial Highlights

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$37.06	$35.07	$28.93	$25.04	$38.56	$32.48
INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.57	0.52	0.56	0.62	0.40
Net realized and unrealized gain (loss) on investments(b)	1.07	2.26	6.35	3.69	(12.89)	5.92
Total from investment operations	1.22	2.83	6.87	4.25	(12.27)	6.32
Net investment income	(1.42)	(0.84)	(0.73)	(0.36)	(0.65)	(0.24)
Net realized gains	—	—	—	—	(0.60)	—
Total distributions	(1.42)	(0.84)	(0.73)	(0.36)	(1.25)	(0.24)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$36.86	$37.06	$35.07	$28.93	$25.04	$38.56
TOTAL RETURN(d)	3.27%	8.46%	24.09%	16.98%	−32.85%	19.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$253,143	$305,974	$422,260	$474,234	$414,237	$495,197
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.05%(f)	1.02%(f)	1.01%(f)	0.97%	0.97%	0.97%
After expense reimbursement/ recoupment(e)	0.87%(f)	0.86%(f)	0.87%(f)	0.86%	0.90%(g)	0.97%
Ratio of net investment income (loss) to average net assets(e)	0.79%	1.70%	1.65%	1.86%	1.91%	1.07%
Portfolio turnover rate(d)	14%	30%	30%	31%	22%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Includes interest expenses relating to the credit facility (see Note 6). Amounts were $18,177 or 0.01% for the period ended March 31, 2026. $11,595 or less than 0.005% for the year ended September 30, 2025. $47,906 or 0.01% for the year ended September 30, 2024.

(g)	Prior to March 2, 2022, the expense cap was 1.20%. Effective March 2, 2022, the expense cap became 0.86%.
The accompanying notes are an integral part of these financial statements.

11

Boston Common ESG Impact U.S. Equity Fund
Financial Highlights

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$77.42	$71.91	$53.73	$48.44	$61.96	$47.97
INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.16	0.21	0.32	0.15	0.08
Net realized and unrealized gain (loss) on investments(b)	(1.40)	9.67	18.89	8.12	(10.92)	14.10
Total from investment operations	(1.34)	9.83	19.10	8.44	(10.77)	14.18
Net investment income	(0.02)	(0.27)	(0.30)	(0.12)	(0.06)	(0.19)
Net realized gains	(4.64)	(4.05)	(0.62)	(3.03)	(2.69)	—
Total distributions	(4.66)	(4.32)	(0.92)	(3.15)	(2.75)	(0.19)
Redemption fee per share	0.00(c)	—	—	—	0.00(c)	—
Net asset value, end of period	$71.42	$77.42	$71.91	$53.73	$48.44	$61.96
TOTAL RETURN(d)	−2.06%	14.18%	35.93%	17.90%	−18.38%	29.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$70,598	$74,193	$66,073	$53,858	$46,670	$57,492
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.08%(f)	1.12%	1.17%(f)	1.17%	1.14%	1.14%
After expense reimbursement/ recoupment(e)	1.00%(f)	1.00%	1.00%(f)	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(e)	0.17%	0.22%	0.34%	0.60%	0.25%	0.13%
Portfolio turnover rate(d)	7%	25%	17%	32%	29%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Includes interest expense related to the credit facility (see Note 6). Amounts were $675 or less than 0.005% for the period ended March 31, 2026. $1,187 or less than 0.005% for the year ended September 30, 2024.

The accompanying notes are an integral part of these financial statements.

12

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Emerging Markets Fund, International Fund and the U.S. Equity Fund (collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds commenced operations on September 20, 2021, December 29, 2010 and April 30, 2012, respectively. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The Funds’ investment objective is to seek long-term capital appreciation. The Funds seek to preserve and build capital over the long-term through investing in a diversified portfolio of common stocks and American Depositary Receipts (“ADR”) of companies it believes are high quality, sustainable and undervalued. The Emerging Markets Fund and the International Fund invest in European Depositary Receipts and Global Depositary Receipts.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non- exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

For foreign securities traded on foreign exchanges the Trust has selected ICE Data Services Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Emerging Markets Fund and the International Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding ADR, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Common Asset Management (the “Adviser”) as valuation designee to perform fair value determinations relating to the Funds’ portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

13

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026. See the Schedules of Investments for sector breakouts.
Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$35,250,911	$75,594,375	$—	$110,845,286
Real Estate Investment Trusts	1,090,209	—	—	1,090,209
Money Market Funds	3,614,870	—	—	3,614,870
Total Investments	$39,955,990	$75,594,375	$—	$115,550,365

Refer to the Schedule of Investments for further disaggregation of investment categories.
International Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,747,438	$212,608,065	$—	$244,355,503
Real Estate Investment Trusts	—	3,016,118	—	3,016,118
Money Market Funds	3,184,219	—	—	3,184,219
Total Investments	$34,931,657	$215,624,183	$—	$250,555,840

Refer to the Schedule of Investments for further disaggregation of investment categories.

14

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
U.S. Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$69,222,464	$—	$—	$69,222,464
Money Market Funds	1,404,901	—	—	1,404,901
Total Investments	$70,627,365	$—	$—	$70,627,365

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Funds at the most recent fiscal year ended September 30, 2025 had no post-October losses or late year losses. At the most recent fiscal year ended September 30, 2025, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Emerging Markets Fund	International Fund[1]	U.S. Equity Fund
Unlimited Short-Term	$(3,202,707)	$(24,077,594)	$—
Unlimited Long-Term	(1,881,729)	(18,273,940)	—
	$(5,084,436)	$(42,351,534)	$—

[1]	International Fund utilized $30,766,822 of Capital Loss Carryover.
As of March 31, 2026, the Funds did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of March 31, 2026, the Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

15

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Funds’ net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than 30 calendar days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Deferred Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments, or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

K.
Recently Issued Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds

16

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
operate as a single segment entity. Each Funds income, expenses, assets, and performance are regularly monitored and assessed by the Leadership Team of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management has determined that additional disclosures were not necessary due to being deemed immaterial.
L.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”) for the Funds. Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.85% for the Emerging Markets Fund, 0.80% for the International Fund and 0.75% for the U.S. Equity Fund based upon the average daily net assets of each Fund. For the six months ended March 31, 2026, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) of each Fund’s average daily net assets to 0.99% for the Emerging Markets Fund, 0.86% for the International Fund and 1.00% for the U.S. Equity Fund, respectively. Prior to March 2, 2022, the Expense Cap for the International Fund was 1.20%. The Operating Expense Limitation Agreements have an indefinite term and may be terminated at any time, but at a minimum through January 31, 2027 and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. Any fees waived and/or Fund expenses absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Adviser, if requested by the Adviser, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amount of fees waived and expenses absorbed by the Adviser during the six months March 31, 2026, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.
As of March 31, 2026, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following tables. The Adviser may recapture a portion of the unreimbursed amounts no later than the dates stated below.

Year of Expiration	Emerging Markets Fund	International Fund	U.S. Equity Fund
September 30, 2026	$117,275	$266,505	$44,186
September 30, 2027	232,015	625,207	105,576
September 30, 2028	237,986	522,486	82,368
March 31, 2029	97,656	253,174	29,475
Total:	785,036	1,930,939	306,121

17

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates the Funds’ NAVs, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer of the Funds are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended March 31, 2026, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the six months ended March 31, 2026, the cost of purchases and proceeds from the sales or maturity of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Emerging Markets Fund	$27,742,690	$19,244,861
International Fund	38,362,679	104,012,518
U.S. Equity Fund	5,222,962	6,979,462

For the six months ended March 31, 2026, there were no purchases or sales of U.S. Government obligations in the Funds.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the six months ended March 31, 2026 (estimated) and the year ended September 30, 2025

	March 31, 2026	September 30, 2025
Emerging Markets Fund
Ordinary income	$2,241,987	$1,335,417
Long-term capital gain	—	—
International Fund
Ordinary income	$10,891,201	$9,336,528
Long-term capital gain	—	—
U.S. Equity Fund
Ordinary income	$23,138	$398,532
Long-term capital gain	4,427,554	3,647,731

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

18

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at the most recent fiscal year ended September 30, 2025 were as follows:
Emerging Markets Fund

Cost of investments[1]	$74,783,984
Gross tax unrealized appreciation	28,792,827
Gross tax unrealized depreciation	(5,580,511)
Net tax unrealized appreciation (depreciation)	23,212,316
Undistributed ordinary income	2,241,987
Undistributed long-term capital gain	—
Total distributable earnings	2,241,987
Other distributable (accumulated) gains (losses)	(5,302,589)
Total distributable (accumulated) earnings (losses)	$20,151,714

International Fund

Cost of investments[1]	$215,205,920
Gross tax unrealized appreciation	104,915,792
Gross tax unrealized depreciation	(14,782,108)
Net tax unrealized appreciation (depreciation)	90,133,684
Undistributed ordinary income	10,891,201
Undistributed long-term capital gain	—
Total distributable earnings	10,891,201
Other distributable (accumulated) gains (losses)	(42,351,534)
Total distributable (accumulated) earnings (losses)	$58,673,351

U.S. Equity Fund

Cost of investments[1]	$35,531,515
Gross tax unrealized appreciation	39,201,551
Gross tax unrealized depreciation	(501,718)
Net tax unrealized appreciation (depreciation)	38,699,833
Undistributed ordinary income	—
Undistributed long-term capital gain	3,353,224
Total distributable earnings	3,353,224
Other distributable (accumulated) gains (losses)	—
Total distributable (accumulated) earnings (losses)	$42,053,057

[1]	The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and PFIC adjustments.

19

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Emerging Markets Fund, International Fund and U.S. Equity Fund credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the six months ended March 31, 2026, is disclosed in the Statements of Operations, if applicable. Credit facility activity for the six months March 31, 2026, was as follows:

	Emerging Markets Fund	International Fund	U.S. Equity Fund
Maximum available credit	$2,000,000	$45,000,000	$2,000,000
Largest amount outstanding on an individual day	—	15,576,000	317,000
Average balance when in use	—	5,988,313	279,857
Credit facility outstanding as of March 31, 2026	—	—	—
Average interest rate	0.00%	6.92%	6.75%

20

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-777-6944. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 877-777-6944. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Funds website at www./bostoncommonfunds.com/literature/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds Form N-PORT reports may also be obtained by calling 877-777-6944.

21

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable

22

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	6/4/2026

By (Signature and Title)	/s/ Kathryn LaPlante Johnson
Kathryn LaPlante Johnson, Treasurer/Principal Financial Officer

Date	6/4/2026

* Print the name and title of each signing officer under his or her signature.